Critical Accounting Judgments and Estimation Uncertainty	12 Months Ended
Dec. 31, 2024
Critical Accounting Judgments and Estimation Uncertainty [Abstract]
Critical accounting judgments and estimation uncertainty
4.	Critical accounting judgments and estimation uncertainty

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the amounts reported in the consolidated financial statements and the application of the Company’s material accounting policies, which are described in Note 3. Management believes that the estimates used in the preparation of the consolidated financial statements are reasonable; however, actual results could differ from those estimates. The key areas of significant judgments, estimates and assumptions are discussed below.

(i)	Critical accounting judgments

The following are the critical judgments that the Company has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements (refer to appropriate accounting policies for details).

Impairment of mineral interests, property and equipment

Mineral interests are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. When an indication of impairment exists, and the carrying amount of the mineral interest exceeds its estimated recoverable amount, the carrying value is written down to the recoverable amount and the loss is recognized in the statement of operations and comprehensive income (loss). Judgment is required to determine whether there are indications that the carrying amount of an exploration project is unlikely to be recovered in full from the successful development or the sale of the project.

(ii)	Key sources of estimation uncertainty

Mineral reserves and resources

Mineral reserves and resources have been estimated by qualified persons as defined in accordance with Canadian Securities Administrators’ National Instrument 43-101 Standards of Disclosure for Mineral Projects requirements. Mineral reserve and resource estimates include numerous uncertainties and depend heavily on geological interpretations and statistical inferences drawn from drilling and other data, and require estimates of the future price for the commodity and the future cost of operations. The mineral reserve and resource estimates are subject to uncertainty and actual results may vary from these estimates. Results from drilling, testing and production, as well as material changes in metal prices and operating costs subsequent to the date of an estimate, may justify revision of such estimate.

A number of accounting estimates, as described in the relevant accounting policy notes, are impacted by the mineral reserve and resource estimates:

●	Mineral properties and determination of technical feasibility and commercial viability. The application of the Company’s accounting policy for exploration and evaluation expenditures requires judgment in determining whether future economic benefits may be realized, which are based on assumptions about future events and circumstances
●	Impairment analysis of non-financial assets
●	Estimates of timing of cash outlays for asset retirement obligations, and
●	The valuation of the secured note liabilities

Mineral properties

The recoverability of the carrying value of mineral properties and associated deferred exploration expenses is based on market conditions for minerals, underlying mineral resources associated with the properties and future costs that may be required for ultimate realization through mining operations or by sale. The Company is in an industry that is dependent on a number of factors including environmental, legal and political risks, the existence of economically recoverable reserves, the ability of the Company and its subsidiaries to obtain necessary financing to complete the development, and future profitable production or the proceeds of disposition thereof.

Reclamation Liabilities

Provisions for reclamation require the use of estimates of the future costs the Company will incur to complete the reclamation and remediation work required to comply with existing laws and regulations at each project site, as well as the timing of the reclamation activities and estimated discount rate. The Company assesses and revises its reclamation provision on a periodic basis or when new material information becomes available. Adjustments to the estimated amount and timing of future reclamation cash flows are a normal occurrence in light of the significant judgments and estimates involved.

Actual costs incurred may differ from those amounts estimated. Changes in future costs could materially impact the estimate of reclamation provision. The provision represents management’s best estimate of the present value of the future reclamation and remediation costs based on environmental disturbances as at the reporting date. A change in any, or a combination of, the key assumptions used to determine the provisions, could have a material impact on the carrying value of the provisions.

Secured note liabilities

The Company measures the fair value of its secured note liabilities using a discounted cash flow model with a Monte Carlo simulation. Key assumptions into the models include future precious and base metals prices, discount rates, forecasted metals production, and probabilities of EAC expiry, achieving commercial production and securing project financing. Changes to these inputs and assumptions could have a significant impact on the measurement of the secured note liabilities. There is significant estimation uncertainty with respect to the application of the key assumptions in determining the fair value of the secured note liabilities. Refer to Note 11 for further information.